Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Components of Income Tax Expense (Benefit)
(In thousands)	Years Ended December 31,
	2014	2013	2012
Current - Federal	$(503)	$10,586	$61,655
Current - foreign	(27,256)	(48,466)	(48,579)
Current - state	3,193	1,527	(9,408)
Total current benefit (expense)	(24,566)	(36,353)	3,668

Deferred - Federal	(29,284)	126,905	261,014
Deferred - foreign	4,308	8,932	27,970
Deferred - state	(8,947)	22,333	15,627
Total deferred benefit (expense)	(33,923)	158,170	304,611
Income tax benefit (expense)	$(58,489)	$121,817	$308,279

Schedule of Deferred Tax Assets and Liabilities
(In thousands)	2014	2013
Deferred tax liabilities:
Intangibles and fixed assets	$2,335,584	$2,402,168
Long-term debt	119,887	183,615
Investments in nonconsolidated affiliates	1,121	-
Other investments	5,575	6,759
Other	8,857	6,655
Total deferred tax liabilities	2,471,024	2,599,197

Deferred tax assets:
Accrued expenses	111,884	106,651
Investments in nonconsolidated affiliates	-	1,824
Net operating loss carryforwards	1,445,340	1,287,239
Bad debt reserves	9,346	9,726
Other	34,017	35,527
Total gross deferred tax assets	1,600,587	1,440,967
Less: Valuation allowance	655,658	327,623
Total deferred tax assets	944,929	1,113,344
Net deferred tax liabilities	$1,526,095	$1,485,853

Schedule of Effective Income Tax Rate Reconciliation
	Years Ended December 31,
(In thousands)	2014		2013		2012
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit at
statutory rates	$246,284	35%	$246,867	35%	$251,814	35%
State income taxes, net of
federal tax effect	26,518	4%	32,768	4%	6,218	1%
Foreign income taxes	11,074	2%	(22,640)	(3%)	8,782	2%
Nondeductible items	(5,533)	(1%)	(4,870)	(1%)	(4,617)	(1%)
Changes in valuation allowance
and other estimates	(333,641)	(47%)	(135,161)	(19%)	50,697	7%
Other, net	(3,191)	(1%)	4,853	1%	(4,615)	(1%)
Income tax benefit (expense)	$(58,489)	(8%)	$121,817	17%	$308,279	43%

Schedule of Unrecognized Tax Benefits
(In thousands)	Years Ended December 31,
Unrecognized Tax Benefits	2014	2013
Balance at beginning of period	$129,375	$138,437
Increases for tax position taken in the current year	13,848	12,004
Increases for tax positions taken in previous years	6,003	13,163
Decreases for tax position taken in previous years	(9,764)	(21,928)
Decreases due to settlements with tax authorities	(8,181)	(1,113)
Decreases due to lapse of statute of limitations	(24,367)	(11,188)
Balance at end of period	$106,914	$129,375